Investment in subsidiaries - Summarised statement of comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Listing of companies in the Group
TCE income - Shipping	$ 265,092	$ 141,246	$ 460,387	$ 295,400
Revenue from Product Services	671,170	813,364	1,255,674	1,428,410
Cost of cargo and delivery expenses	(664,208)	(776,701)	(1,104,151)	(1,379,968)
Vessel operating expense	(33,183)	(32,030)	(61,719)	(61,717)
Charter hire expenses	(8,427)	(739)	(18,592)	(1,006)
Gain on disposal of vessels				32,051
Finance expense - net	(9,054)	(11,769)	(17,072)	(23,953)
Income tax expense	6,612	(3,632)	(17,708)	(3,822)
Profit after tax	137,925	43,438	325,267	110,015	$ 289,711
Other comprehensive (loss)/income (currency translation effects)	(16)	85	(711)	1,281
Total comprehensive income	136,380	41,029	314,330	97,601	$ 269,937
Total comprehensive income/ (loss) allocated to non-controlling interests	17,793	8,542	40,718	29,241
BW LPG India
Listing of companies in the Group
TCE income - Shipping	68,410	30,734	97,649	62,417
Vessel operating expense	(7,180)	(4,982)	(12,759)	(9,855)
Charter hire expenses	(463)		(1,773)
Depreciation and amortisation	(9,167)	(7,519)	(17,403)	(15,837)
Gain on disposal of vessels				32,051
Finance expense - net	(2,695)	(958)	(5,384)	(2,298)
Other expenses - net	(54)	(951)	(2,448)	(2,527)
Income tax expense	937	(474)	897	(547)
Profit after tax	49,788	15,850	58,779	63,404
Total comprehensive income	49,788	15,850	58,779	63,404
Total comprehensive income/ (loss) allocated to non-controlling interests	23,699	7,545	27,979	30,180
BW Product Services
Listing of companies in the Group
Revenue from Product Services	680,649	821,927	1,270,878	1,442,609
Cost of cargo and delivery expenses	(683,480)	(796,674)	(1,131,542)	(1,410,093)
Depreciation and amortisation	(15,250)	(10,428)	(30,620)	(21,328)
Finance expense - net	(340)	621	(453)	544
Other expenses - net	(20,199)	(6,391)	(25,107)	(15,013)
Income tax expense	7,764	(3,434)	(16,127)	(3,551)
Profit after tax	(30,856)	5,621	67,029	(6,832)
Other comprehensive (loss)/income (currency translation effects)	(16)	85	(710)	1,281
Total comprehensive income	(30,872)	5,706	66,319	(5,551)
Total comprehensive income/ (loss) allocated to non-controlling interests	$ (5,906)	$ 997	$ 12,739	$ (939)